Trade payables and other current liabilities (Tables)	3 Months Ended
Mar. 31, 2022
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Trade payables and other current liabilities as of March 31, 2022 and December 31, 2021 are as follows:

	Balance as of March 31,	Balance as of December 31,
	2022	2021
	($ in thousands)
Trade accounts payable	83,239	79,052
Down payments from clients	2,006	542
Other accounts payable	37,101	34,313
Total	122,346	113,907